UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                            Washington, D.C.  20549

                                    Form 13F

                              Form 13F COVER PAGE

Report for the Calendar Year or Quarter Ended: March 31, 2010

Check here if Amendment [  ]; Amendment Number:
This Amendment (Check only one.): [  ] is a restatement.
                                  [  ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:    Orrell Capital Management, Inc.
Address: 1536 Holmes Street, Building D
         Livermore, CA  94550

13F File Number:  28-12240

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:      Gregory M. Orrell
Title:     President
Phone:     925-455-0802

Signature, Place, and Date of Signing:

  /s/  Gregory M. Orrell     Livermore, CA     May 10, 2010

Report Type (Check only one.):

[ X]         13F HOLDINGS REPORT.

[  ]         13F NOTICE.

[  ]         13F COMBINATION REPORT.

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers:         0

Form 13F Information Table Entry Total:    24

Form 13F Information Table Value Total:    $112,461 (thousands)

List of Other Included Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional managers with respect to which this report is filed, other than the manager filing this report.

NONE

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
                                                     FORM 13F INFORMATION TABLE
                                                             VALUE  SHARES/ SH/ PUT/ INVSTMT  OTHER            VOTING AUTHORITY
NAME OF ISSUER                 TITLE OF CLASS   CUSIP     (x$1000)  PRN AMT PRN CALL DSCRETN MANAGERS         SOLE   SHARED     NONE
------------------------------ ---------------- --------- -------- -------- --- ---- ------- ------------ -------- -------- --------
AGNICO EAGLE MINES LTD         COM              008474108     9946   178660 SH       SOLE                   178660        0        0
ANGLOGOLD ASHANTI LTD          SPONSORED ADR    035128206     9996   263400 SH       SOLE                   263400        0        0
AURIZON MINES LTD              COM              05155P106     1190   250000 SH       SOLE                   250000        0        0
BARRICK GOLD CORP              COM              067901108     3952   103100 SH       SOLE                   103100        0        0
ELDORADO GOLD CORP NEW         COM              284902103     6134   507800 SH       SOLE                   507800        0        0
GOLD FIELDS LTD NEW            SPONSORED ADR    38059T106     4530   359000 SH       SOLE                   359000        0        0
GOLDCORP INC NEW               COM              380956409     2007   539250 SH       SOLE                   539250        0        0
GREAT BASIN GOLD LTD           COM              390124105      433   250000 SH       SOLE                   250000        0        0
IAMGOLD CORP                   COM              450913108     7780   588500 SH       SOLE                   588500        0        0
INTERNATIONAL TOWER HILL MIN   COM              46051L104     1161   200000 SH       SOLE                   660000        0        0
ISHARES SILVER TRUST           ISHARES          46428Q109     2403   140200 SH       SOLE                   140200        0        0
KEEGAN RES INC                 COM              487275109     1212   200000 SH       SOLE                   200000        0        0
KINROSS GOLD CORP              COM NO PAR       496902404     8598   503080 SH       SOLE                   503080        0        0
LIHIR GOLD LTD                 SPONSORED ADR    532349107     1706    48900 SH       SOLE                    48900        0        0
MAG SILVER CORP                COM              55903Q104     2277   300000 SH       SOLE                   300000        0        0
NEW GOLD INC CDA               COM              644535106      872   200000 SH       SOLE                   200000        0        0
NEWMONT MINING CORP            COM              651639106     7170   140800 SH       SOLE                   140800        0        0
NORTHGATE MINERALS CORP        COM              666416102      752   250000 SH       SOLE                   250000        0        0
PAN AMERICAN SILVER CORP       COM              697900108     1719    74275 SH       SOLE                    74275        0        0
RANDGOLD RES LTD               ADR              752344309    12415   161600 SH       SOLE                   161600        0        0
ROYAL GOLD INC                 COM              780287108     3003    65000 SH       SOLE                    65000        0        0
SILVER WHEATON CORP            COM              828336107     1788   215499 SH       SOLE                   215499        0        0
SPOR GOLD TRUST                COM              863307104    14100   118700 SH       SOLE                   118700        0        0
YAMANA GOLD INC                COM              98462Y100     7317   742850 SH       SOLE                   742850        0        0